Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We did not grant any SARs or stock options to our NEOs in 2024, as grants of SARs and stock options are not a component of our executive compensation program. Further, we do not have a formal policy with respect to the timing of such grants and, therefore, (i) do not grant SARs or stock options in anticipation of the release of material nonpublic information (“MNPI”), (ii) do not time the release of MNPI based on SAR or stock option grant dates or for the purpose of affecting the value of executive compensation and (iii) do not take MNPI into account when determining the timing and terms of SAR or stock option grants.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false